UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------

Check here if Amendment [  ];  Amendment Number:
                                                --------------
  This Amendment (Check only one.)   [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
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Address:     1650 Tysons Boulevard, Suite 1575
             ---------------------------------
             McLean, VA 22102
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Form 13F File Number:  28- 11828
                           -----
The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name:      Robert Bryan Jacoboski
           ------------------------------------------
Title:     Managing Member
           ---------------------------------------------------
Phone:     703-269-3400
           ---------------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                McLean, VA              November 14, 2007
----------------------                ----------              -----------------
    [Signature]                      [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:              ONE
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Form 13F Information Table Entry Total:         21
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Form 13F Information Table Value Total:         301,539
                                                ------------------
                                                (thousands)



List of Other Included Managers:

       No. Form 13F    File Number              Name

           1           28-10324                 Abingdon Capital Management Ltd.
         -----         ----------               --------------------------------

Column 1                        Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                        ---------       --------  --------   --------      ----------   --------
                                                  Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer                  Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared   None
--------------                  --------------   --------   -------  -------  ---    ---------   ---------    -------  -------  ----

ALASKA AIR GROUP INC            COM            011659109    9,215     399,100  SH     DEFINED         1      399,100
AMERICAN INTL GROUP INC         COM            026874107   17,014     251,500  SH     DEFINED         1      251,500
CHILDRENS PLACE RETAIL STORES   COM            168905107   10,093     415,700  SH     DEFINED         1      415,700
CIT GROUP INC                   COM            125581108   20,635     513,300  SH     DEFINED         1      513,300
CVS CAREMARK CORP               COM            126650100   22,387     564,900  SH     DEFINED         1      564,900
DELTA AIRLINES INC              COM NEW        247361702   18,912   1,053,600  SH     DEFINED         1    1,053,600
FEDERAL HOME LOAN MTG CO        COM            313400301   13,643     231,200  SH     DEFINED         1      231,200
HERBALIFE LTD                   COM            G4412G101   15,734     346,100  SH     DEFINED         1      346,100
HOSPIRA INC                     COM USD SHRS   441060100    9,761     235,500  SH     DEFINED         1      235,500
KINGSWAY FINANCIAL SVCS INC     COM            496904103   13,367     725,300  SH     DEFINED         1      725,300
LAMAR ADVERTISING CO            CL A           512815101   13,712     280,000  SH     DEFINED         1      280,000
LANDAMERICA FINANCIAL GROUP IN  COM            514936103   11,176     286,700  SH      SOLE                  286,700
NRG ENERGY INC                  COM NEW        629377508   15,406     364,300  SH     DEFINED         1      364,300
OFFICE DEPOT INC                COM            676220106   23,699   1,149,300  SH     DEFINED         1    1,149,300
PANTRY INC                      COM            698657103    2,927     114,200  SH     DEFINED         1      114,200
PHH CORP                        COM NEW        693320202   17,098     650,600  SH     DEFINED         1      650,600
SUPERVALU INC                   COM            868536103   12,706     325,700  SH     DEFINED         1      325,700
THERMO FISHER SCIENTIFIC INC    COM            883556102   10,609     183,800  SH     DEFINED         1      183,800
VIRGIN MEDIA INC                COM            92769L101   17,846     735,300  SH     DEFINED         1      735,300
WASHINGTON GROUP INTL INC       COM NEW        938862208   16,034     182,600  SH     DEFINED         1      182,600
WET SEAL INC                    CL A           961840105    9,565   2,471,600  SH      SOLE                2,471,600

                                ---------------------------------
                                TOTAL MARKET VALUE        301,539
                                ---------------------------------